ACCOUNTS RECEIVABLE AND RETENTION RECEIVABLES, NET (Details Narrative)	Jun. 30, 2025
Minimum [Member]
Product warranty obligation, term	1 year
Product warranty percemtage	5.00%
Maximum [Member]
Product warranty obligation, term	8 years
Product warranty percemtage	10.00%